LEASES, Recognized in Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognized in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets		$ 6,624	$ 5,371	$ 4,636
Gain on lease modification		0	0	(205)
Interest expense	[1]	2,605	2,425	1,217
Expenses relating to variable payment leases		224	639	610
Expenses relating to short-term leases		286	527	351
Total amounts recognized in profit or loss		9,739	8,962	6,609
Total cash outflow for leases		7,800	6,300	5,400
Investment Properties [Member] | Leasehold Land [Member]
Recognized in Profit or Loss [Abstract]
Interest expense		$ 200	$ 100

[1]	The interest expense includes the amount related to the leasehold land included in the investment properties for the years ended December 31, 2023, 2022 and 2021 of approximately US$0.2 million, US$0.1 million and nil, respectively. See Note 12.